NON-RECOURSE BORROWINGS - Schedule of Subsidiary Borrowings By Currency (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 AUD ($)	Dec. 31, 2016 GBP (£)
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 9,009					$ 7,949
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	5,305					4,441
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	3,547	$ 4,460				3,364	$ 4,525
Australian dollars
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	156			$ 199		143			$ 200
British pounds
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1				£ 1	0				£ 0
European Union euros
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 0		€ 0			$ 1		€ 1